Derivatives and Hedge Accounting Activities - (Fair Value of Derivatives) (Parenthetical) (Details) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Derivatives Fair Value [Line Items]
Derivative Asset, Current		$ 258	$ 1,019	[1]
Derivative Asset, Noncurrent	[2]	995	1,039
Derivative Liabilities, Current		319	772	[3]
Derivative Liabilities, Noncurrent	[4]	462	626
Current Assets Held for Sale
Derivatives Fair Value [Line Items]
Derivative Asset, Current		$ 2	$ 118
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]		Derivative Asset, Current	Derivative Asset, Current
Noncurrent Liabilities Held for Sale
Derivatives Fair Value [Line Items]
Derivative Liabilities, Noncurrent		$ 1	$ 1
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent
Current Liabilities Held for Sale
Derivatives Fair Value [Line Items]
Derivative Liabilities, Current		$ 13	$ 6
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]		Current liabilities	Current liabilities
Non-Current Assets Held For Sale
Derivatives Fair Value [Line Items]
Derivative Asset, Noncurrent			$ 1
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]			Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Noncurrent derivative assets are presented in other deferred charges and other assets in the Companies’ Consolidated Balance Sheets, with the exception of $1 million recorded in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022.
[3]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[4]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in the Companies' Consolidated Balance Sheets, with the exception of $1 million recorded in noncurrent liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at both June 30, 2023 and December 31, 2022.